N-4	Jun. 07, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCOUNT SEVEN
Entity Central Index Key	0001070231
Entity Investment Company Type	N-4
Document Period End Date	Jun. 07, 2024
Amendment Flag	false
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%